Expenses by Nature (Details) - Schedule of Consolidated Balance Sheets - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Expenses by Nature (Details) - Schedule of Consolidated Balance Sheets [Line Items]
Liability reserve	[1]	$ 10,238	$ 16,597	$ 16,597
Restructuring charges incurred	[1]	51,234	37,744
Cash payments and disposals	[1]	(45,283)	(30,324)
Currency translation	[1]	(176)	788
Liability reserve	[1]	16,013	24,805	10,238
Severance [Member]
Expenses by Nature (Details) - Schedule of Consolidated Balance Sheets [Line Items]
Liability reserve		2,537	6,142	6,142
Restructuring charges incurred		34,158	21,550
Cash payments and disposals		(25,206)	(16,724)
Currency translation		(119)	283
Liability reserve		11,370	11,251	2,537
Contract termination [Member]
Expenses by Nature (Details) - Schedule of Consolidated Balance Sheets [Line Items]
Liability reserve		1,597	922	922
Restructuring charges incurred		928	1,278
Cash payments and disposals		(1,933)	(96)
Currency translation		(6)	118
Liability reserve		586	2,222	1,597
Asset Impairment [Member]
Expenses by Nature (Details) - Schedule of Consolidated Balance Sheets [Line Items]
Liability reserve		1,995	3,007	3,007
Restructuring charges incurred		13,553	5,197
Cash payments and disposals		(15,530)	(8,155)
Currency translation		(18)	475
Liability reserve			524	1,995
Others [Member]
Expenses by Nature (Details) - Schedule of Consolidated Balance Sheets [Line Items]
Liability reserve		4,109	6,526	6,526
Restructuring charges incurred		2,595	9,719
Cash payments and disposals		(2,614)	(5,349)
Currency translation		(33)	(88)
Liability reserve		$ 4,057	$ 10,808	$ 4,109

[1]	Recognized in each of its respective balance accounts.